SIGNIFICANT ACCOUNTING POLICIES (Details 2)	12 Months Ended
Dec. 31, 2015
Computer equipment | Minimum
Property and Equipment
Depreciation Period	3 years
Computer equipment | Maximum
Property and Equipment
Depreciation Period	5 years
Capitalized software (including internally developed software) | Minimum
Property and Equipment
Depreciation Period	3 years
Capitalized software (including internally developed software) | Maximum
Property and Equipment
Depreciation Period	7 years
Buildings and leasehold improvements | Minimum
Property and Equipment
Depreciation Period	1 year
Buildings and leasehold improvements | Maximum
Property and Equipment
Depreciation Period	40 years
Furniture and other equipment | Minimum
Property and Equipment
Depreciation Period	3 years
Furniture and other equipment | Maximum
Property and Equipment
Depreciation Period	10 years